SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Interest on short-term bank deposits	$ 73	$ 42	$ 21
Interest on long-term loans to affiliate	68	21	67
Foreign currency transaction adjustments	220	922	138
Other	24	0	0
Total financial income	385	985	226
Expenses:
Bank charges and interest expenses	1,474	1,335	1,631
Foreign currency transaction adjustments	1,168	652	171
Interest on long-term loans to others	156	39	24
Interest on debenture	0	0	0
Other	11	36	28
Total financial expenses	2,809	2,062	1,854
Financial expenses, net	2,424	1,077	1,628
Other expenses (income), net:
Capital loss (gain)	(9)	0	5
Profit raise from gaining control in subsidiary previously account for by the equity method	0	(3,299)	0
Loss from sale of subsidiaries	241	0	0
Other expenses (income), net	$ 232	$ (3,299)	$ 5